Employee benefits (Details Textual) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Detailed Information About Employee Benefit Plans [Line Items]
Employee benefits expense	[1]	₨ 59,909	₨ 55,800	₨ 50,300
Weighted average duration of defined benefit obligation		6 years 2 months 8 days	5 years 4 months 24 days
Gratuity Benefits Of Parent [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Transfer of plan assets on account of transfer for employees		₨ 1	₨ 0
Wockhardt Limited [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Transfer of liabilities on restructuring of services		3	7
Provident Fund Benefits [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Post-employment benefit expense, defined contribution plans		₨ 1,594	1,464	1,316
Contributions to Plan By Plan Participants Defined Contributions Plan (Percentage)		12.00%
Superannuation Benefits [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Post-employment benefit expense, defined contribution plans		₨ 142	151	133
US 401kretirement savings Plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Social security contributions		163	241	225
UK social securiy plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Social security contributions		194	293	₨ 251
Compensated Absences [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Liabilities Defined Contribution Plan		1,018	₨ 939
Implications Of The New Labour Codes [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Employee benefits expense		₨ 1,170

[1]	Refer to Note 26 regarding the impact of the New Labour Codes during the year ended March 31, 2026.